UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01436

               CAPSTONE SERIES FUND, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH , SUITE 250, HOUSTON, TX         77042

                (Address of principal executive offices)                                          (Zip code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH   43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-262-6631

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	4,380	$140,116
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	59,582
AeroVironment, Inc.(a)	820	21,476
BE Aerospace, Inc.	5,030	309,194
Cubic Corp.	1,140	54,207
Curtiss-Wright Corp.	2,870	281,432
Engility Holdings, Inc.(a)	1,050	30,797
Esterline Technologies Corp.(a)	2,170	185,861
Huntington Ingalls Industries, Inc.	2,740	531,450
KLX, Inc.(a)	6,070	297,369
Mercury Computer Systems, Inc.(a)	9,230	311,236
Moog, Inc., Class A(a)	1,630	107,368
National Presto Industries, Inc.	290	30,856
Orbital ATK, Inc.	2,933	255,024
TASER International, Inc.(a)	11,580	289,268
Teledyne Technologies, Inc.(a)	1,680	206,422
Triumph Group, Inc.	2,960	79,180
		3,190,838

AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	4,800	253,200
Echo Global Logistics, Inc.(a)	6,580	156,275
Forward Air Corp.	1,510	72,767
Hub Group, Inc., Class A(a)	4,900	217,315
		699,557

AIRLINES (0.6%)
Allegiant Travel Co.	696	119,712
Hawaiian Holdings, Inc.(a)	5,880	299,586
JetBlue Airways Corp.(a)	20,510	402,201
SkyWest, Inc.	7,730	273,642
		1,095,141

AUTO COMPONENTS (1.2%)
American Axle & Manufacturing Holdings, Inc.(a)	13,280	270,912
Cooper-Standard Holding, Inc.(a)	2,310	243,197
Dana, Inc.	15,110	304,315
Dorman Products, Inc.(a)	3,750	258,825
Fox Factory Holding Corp.(a)	7,110	184,149
Gentex Corp.	18,420	384,794
Gentherm, Inc.(a)	2,220	78,588
LCI Industries	3,230	354,492
Motorcar Parts of America, Inc.(a)	1,150	30,164
Standard Motor Products, Inc.	880	43,886
Superior Industries International, Inc.	5,010	115,481
		2,268,803

AUTOMOBILES (0.3%)
Thor Industries, Inc.	4,520	467,820
Winnebago Industries, Inc.	5,160	162,024
		629,844

BANKS (6.5%)
Ameris Bancorp	5,620	253,462
Associated Bancorp	13,150	332,695
Banc of California, Inc.	10,200	161,160
BancorpSouth, Inc.	4,170	123,849
Bank of Hawaii Corp.	1,990	170,961
Bank of the Ozarks, Inc.	6,480	355,558
Banner Corp.	1,730	97,088
Boston Private Financial Holdings, Inc.	6,690	110,385
Brookline Bancorp, Inc.	6,090	95,917
Cardinal Financial Corp.	4,610	144,570
Cathay General Bancorp	3,620	131,913
Central Pacific Financial Corp.	3,360	105,269
Chemical Financial Corp.	3,684	182,100
City Holding Co.	580	37,752
Columbia Banking System, Inc.	1,970	78,327
Commerce Bancshares, Inc.	3,907	220,863
Community Bank System, Inc.	1,450	84,622
Cullen/Frost Bankers, Inc.	2,750	245,850
Customers BanCorp, Inc.(a)	5,230	180,226
CVB Financial Corp.	3,720	83,849
East West Bancorp, Inc.	6,880	353,907
F.N.B. Corp.	9,910	148,055
Fidelity Southern Corp.	560	13,020
First Bancorp(a)	48,752	327,613
First Commonwealth Financial Corp.	4,950	69,894
First Financial Bancorp	2,060	56,753
First Financial Bankshares, Inc.	4,880	208,132
First Horizon National Corp.	18,240	364,800
First Midwest Bancorp, Inc.	6,240	151,507
First NBC Bank Holding Co.(a)	620	2,480
Fulton Financial Corp.	11,130	202,566
Glacier Bancorp, Inc.	3,730	132,527
Great Western BanCorp, Inc.	2,600	111,150
Hancock Holding Co.	4,109	188,398
Hanmi Financial Corp.	5,311	176,060
Home Bancshares, Inc.	13,032	351,082
Hope BanCorp, Inc.	7,602	158,958
Independent Bank Corp. - Massachusetts	1,150	71,702
International Bancshares Corp.	3,120	115,752
LegacyTexas Financial Group, Inc.	6,650	274,778
MB Financial, Inc.	3,421	152,337
National Bank Holdings Corp.	6,060	196,950
NBT Bancorp	1,390	56,629
OFG Bancorp	11,330	150,122
Old National Bancorp	4,940	87,685
Opus Bank	4,830	98,290
PacWest Bancorp	5,530	306,362
Pinnacle Financial Partners, Inc.	3,970	265,394
PrivateBancorp, Inc.	4,250	232,305
Prosperity Bancshares, Inc.	3,250	236,047
S & T Bancorp, Inc.	1,330	50,035
ServisFirst Bancshares, Inc.	6,600	264,264
Signature Bank(a)	2,740	431,605
Simmons First National Corp., Class A	1,660	99,849
Southside Bancshares, Inc.	3,388	115,734
Sterling Bancorp	8,288	197,669
SVB Financial Group(a)	2,550	439,186
Synovus Financial Corp.	6,182	257,666
TCF Financial Corp.	8,990	155,977
Texas Capital Bancshares, Inc.(a)	2,360	194,700
Tompkins Financial Corp.	1,389	125,774
Trustmark Corp.	4,470	150,281
UMB Financial Corp.	2,070	159,680
Umpqua Holdings Corp.	14,270	261,284
United Bankshares, Inc.	2,880	129,024
United Community Banks, Inc.	6,812	191,622
Valley National Bancorp	12,762	154,548
Webster Financial Corp.	4,260	223,735
WestAmerica Bancorp	1,140	64,695
Wintrust Financial Corp.	2,590	185,444
		12,310,443

BIOTECHNOLOGY (0.8%)
Acorda Therapeutics, Inc.(a)	2,970	60,885
AMAG Pharmaceuticals, Inc.(a)	8,410	202,681
Eagle Pharmaceuticals, Inc.(a)	1,520	105,199
Emergent BioSolutions, Inc.(a)	1,910	57,816
Enanta Pharmaceuticals, Inc.(a)	3,580	118,588
Ligand Pharmaceuticals, Inc., Class B(a)	2,000	212,020
MiMedx Group, Inc.(a)	34,480	278,598
Momenta Pharmaceuticals, Inc.(a)	7,310	138,159
Repligen Corp.(a)	1,790	53,772
Spectrum Pharmaceuticals, Inc.(a)	2,900	13,514
United Therapeutics Corp.(a)	2,113	345,750
		1,586,982

BUILDING PRODUCTS (1.6%)
A.O. Smith Corp.	9,120	444,600
AAON, Inc.	5,058	171,719
American Woodmark Corp.(a)	750	53,400

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Apogee Enterprises, Inc.	1,630	$93,040
Gibraltar Industries, Inc.(a)	6,050	265,595
Griffon Corp.	11,290	287,330
Insteel Industries, Inc.	4,540	168,162
Lennox International, Inc.	1,940	304,211
Patrick Industries, Inc.(a)	4,410	360,518
PGT, Inc.(a)	13,760	158,240
Quanex Building Products Corp.	8,765	173,109
Simpson Manufacturing Co., Inc.	3,350	145,792
Trex Co., Inc.(a)	5,440	368,451
Universal Forest Products, Inc.	990	100,693
		3,094,860

CAPITAL MARKETS (2.7%)
Calamos Asset Management, Inc., Class A	27,070	227,929
CBOE Holdings, Inc.	4,260	339,181
Donnelley Financial Solutions, Inc.(a)	2,051	49,388
Eaton Vance Corp.	5,120	214,682
Evercore Partners, Inc.	3,500	271,075
FactSet Research Systems, Inc.	2,050	354,752
Federated Investors, Inc., Class B	4,120	107,161
Financial Engines, Inc.	2,830	109,097
Greenhill & Co., Inc.	1,360	40,188
Interactive Brokers Group, Inc., Class A	3,300	123,222
International FCStone, Inc.(a)	5,260	193,989
Investment Technology Group, Inc.	5,440	109,453
Janus Capital Group, Inc.	9,050	113,125
Legg Mason, Inc.	8,690	275,386
MarketAxess Holdings, Inc.	3,160	591,710
MSCI, Inc., Class A	5,910	489,053
Piper Jaffray Cos., Inc.(a)	4,140	291,870
Raymond James Financial, Inc.	6,090	456,324
SEI Investments Co.	6,740	326,957
Stifel Financial Corp.(a)	4,925	247,875
Virtus Investment Partners, Inc.	407	44,363
Waddell & Reed Financial, Inc., Class A	6,690	120,755
WisdomTree Investments, Inc.	6,900	71,070
		5,168,605

CHEMICALS (2.4%)
A. Schulman, Inc.	1,690	58,305
AdvanSix, Inc.(a)	8,260	212,199
American Vanguard Corp.	1,340	23,048
Ashland Global Holdings, Inc.	3,210	382,086
Balchem Corp.	2,915	248,475
Cabot Corp.	2,970	164,449
Calgon Carbon Corp.	2,250	35,662
Flotek Industries, Inc.(a)	2,490	26,319
FutureFuel Corp.	1,380	17,926
H.B. Fuller Co.	2,270	112,070
Hawkins, Inc.	410	21,996
Ingevity Corp.(a)	1,990	110,624
Innophos Holdings, Inc.	1,080	52,531
Innospec, Inc.	1,270	90,615
Koppers Holdings, Inc.(a)	1,010	40,855
Kraton Performance Polymers, Inc.(a)	8,050	216,223
LSB Industries, Inc.(a)	12,200	103,822
Mineral Technologies, Inc.	4,010	321,402
NewMarket Corp.	500	215,585
Olin Corp.	10,540	276,253
PolyOne Corp.	3,910	133,370
Quaker Chemical Corp.	1,320	169,620
Rayonier, Inc.	6,453	87,567
RPM International, Inc.	6,170	322,444
Sensient Technologies Corp.	2,150	165,013
Stepan Co.	860	67,175
The Chemours Co.	8,830	233,289
The Scotts Miracle-Gro Co., Class A	2,140	196,816
Tredegar Industries, Inc.	1,590	35,378
Valspar Corp.	3,720	411,692
		4,552,809

COMMERCIAL SERVICES & SUPPLIES (2.2%)
ABM Industries, Inc.	3,190	128,844
Brady Corp., Class A	2,130	77,425
Clean Harbors, Inc.(a)	2,650	147,075
Copart, Inc.(a)	7,500	425,550
Deluxe Corp.	2,490	181,396
Essendant, Inc.	14,050	293,505
G & K Services, Inc., Class A	1,990	191,159
Healthcare Services Group, Inc.	4,652	184,917
Herman Miller, Inc.	2,680	83,616
HNI Corp.	2,000	100,820
Interface, Inc.	4,180	76,076
LSC Communications, Inc.	9,961	261,177
Matthews International Corp., Class A	1,630	109,944
Mobile Mini, Inc.	2,030	66,077
MSA Safety, Inc.	1,570	112,020
Multi-Color Corp.	700	54,040
R.R. Donnelley & Sons Co.	13,663	234,320
Rollins, Inc.	5,255	185,291
Team, Inc.(a)	1,460	49,056
Tetra Tech, Inc.	8,260	360,962
The Brink's Co.	2,250	100,125
UniFirst Corp.	830	106,157
US Ecology, Inc.	4,860	249,075
Viad Corp.	6,930	303,881
		4,082,508

COMMUNICATIONS EQUIPMENT (1.3%)
ADTRAN, Inc.	2,280	49,932
ARRIS International PLC(a)	9,629	275,197
Bel Fuse, Inc., Class B	730	23,214
Black Box Corp.	6,110	81,568
Brocade Communications Systems, Inc.	19,530	243,539
CalAmp Corp.(a)	1,750	26,285
Ciena Corp.(a)	7,300	177,682
Comtech Telecommunications Corp.	18,760	201,295
Digi International, Inc.(a)	6,000	78,300
Harmonic, Inc.(a)	7,510	39,803
InterDigital, Inc.	5,220	487,548
Ixia(a)	2,410	46,875
Lumentum Holdings, Inc.(a)	5,894	223,677
NETGEAR, Inc.(a)	1,640	93,316
NetScout Systems, Inc.(a)	4,390	146,187
Plantronics, Inc.	1,630	92,225
ViaSat, Inc.(a)	2,570	166,819
Viavi Solutions, Inc.(a)	9,570	85,652
		2,539,114

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	12,392	457,637
Aegion Corp.(a)	5,670	131,884
Comfort Systems USA, Inc.	2,010	68,038
Dycom Industries, Inc.(a)	1,540	124,216
EMCOR Group, Inc.	2,640	183,982
Granite Construction, Inc.	4,480	251,462
KBR, Inc.	12,660	215,347
MYR Group, Inc.(a)	5,100	196,197
Orion Group Holdings, Inc.(a)	41,000	430,500
Valmont Industries, Inc.	1,180	169,920
		2,229,183

CONSTRUCTION MATERIALS (0.4%)
Eagle Materials, Inc., Class A	4,060	424,595
Headwaters, Inc.(a)	13,010	301,442
U.S. Concrete, Inc.(a)	880	57,640
		783,677

CONSUMER FINANCE (0.7%)
Encore Capital Group, Inc.(a)	7,400	229,030
Enova International, Inc.(a)	12,893	181,791
EZCORP, Inc., Class A(a)	13,910	137,709
Firstcash, Inc.	2,398	102,395
Green Dot Corp., Class A(a)	2,850	76,380

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PRA Group, Inc.(a)	2,350	$93,530
SLM Corp.(a)	37,380	444,074
World Acceptance Corp.(a)	2,450	120,222
		1,385,131

CONTAINERS & PACKAGING (1.0%)
AptarGroup, Inc.	3,240	236,423
Bemis Co., Inc.	4,480	218,266
Greif, Inc., Class A	2,500	143,950
Myers Industries, Inc.	1,120	15,456
Owens-Illinois, Inc.(a)	13,680	258,552
Packaging Corp. of America	6,710	618,528
Silgan Holdings, Inc.	2,010	117,605
Sonoco Products Co.	4,350	239,032
		1,847,812

DISTRIBUTORS (0.2%)
Pool Corp.	3,060	323,014

DIVERSIFIED CONSUMER SERVICES (0.9%)
American Public Education, Inc.(a)	3,890	94,527
Capella Education Co.	1,930	165,015
Career Education Corp.(a)	3,860	37,712
DeVry, Inc.	6,810	228,135
Graham Holdings Co.	605	314,328
Regis Corp.(a)	16,460	229,123
Service Corporation International	11,300	329,169
Sotheby's(a)	4,180	165,988
Strayer Education, Inc.(a)	582	47,142
		1,611,139

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	550	44,160
Cincinnati Bell, Inc.(a)	1,992	45,716
Cogent Communications Holdings	4,210	175,978
Consolidated Communications Holdings, Inc.	2,750	72,353
General Communication, Inc., Class A(a)	2,460	49,495
Inteliquent, Inc.	11,460	262,434
Iridium Communications, Inc.(a)	16,730	168,973
Lumos Networks Corp.(a)	1,120	17,326
		836,435

ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	2,320	151,612
El Paso Electric Co.	1,850	84,915
Great Plains Energy, Inc.	14,461	398,401
Hawaiian Electric Industries, Inc.	7,040	235,699
IDACORP, Inc.	2,740	219,255
OGE Energy Corp.	9,110	305,549
PNM Resources, Inc.	5,530	190,232
Westar Energy, Inc.	6,780	370,798
		1,956,461

ELECTRICAL EQUIPMENT (0.7%)
AZZ, Inc.	1,210	72,055
Encore Wire Corp.	2,460	103,935
EnerSys	3,000	233,850
General Cable Corp.	6,520	132,356
Hubbell, Inc.	2,440	297,875
Powell Industries, Inc.	2,670	102,742
Regal-Beloit Corp.	3,480	252,648
Vicor Corp.(a)	8,590	131,427
		1,326,888

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.9%)
Agilysys, Inc.(a)	570	5,546
Anixter International, Inc.(a)	3,410	291,555
Arrow Electronics, Inc.(a)	7,980	586,690
Avnet, Inc.	11,610	539,168
Badger Meter, Inc.	1,540	59,367
Belden CDT, Inc.	2,090	159,822
Benchmark Electronics, Inc.(a)	10,070	308,142
Cognex Corp.	7,430	501,971
Coherent, Inc.(a)	2,000	315,460
CTS Corp.	14,630	314,545
Daktronics, Inc.	3,000	30,480
Electro Scientific Industries, Inc.(a)	14,060	92,374
ePlus, Inc.(a)	370	41,458
Fabrinet(a)	7,550	318,082
FARO Technologies, Inc.(a)	840	31,164
II-VI, Inc.(a)	9,880	360,620
Insight Enterprises, Inc.(a)	7,200	267,336
IPG Photonics Corp.(a)	2,490	286,325
Itron, Inc.(a)	3,180	196,206
Jabil Circuit, Inc.	19,200	460,416
Keysight Technologies, Inc.(a)	7,850	290,999
Knowles Corp.(a)	3,870	69,737
Littelfuse, Inc.	1,940	305,957
Methode Electronics, Inc., Class A	1,920	80,736
MTS Systems Corp.	820	47,642
National Instruments Corp.	4,505	141,547
OSI Systems, Inc.(a)	1,010	75,417
Park Electrochemical Corp.	760	13,931
Plexus Corp.(a)	3,610	196,023
Rogers Corp.(a)	930	74,354
Sanmina Corp.(a)	9,970	388,332
ScanSource, Inc.(a)	7,360	291,088
SYNNEX Corp.	2,850	342,513
Tech Data Corp.(a)	4,590	392,720
Trimble Navigation Ltd.(a)	11,640	344,777
TTM Technologies, Inc.(a)	22,180	328,929
VeriFone Systems, Inc.(a)	5,250	95,393
Vishay Intertechnology, Inc.	15,180	251,988
Zebra Technologies Corp., Class A(a)	3,600	301,212
		9,200,022

ENERGY EQUIPMENT & SERVICES (2.2%)
Archrock, Inc.	3,970	57,962
Atwood Oceanics, Inc.(a)	23,480	285,517
Bristow Group, Inc.	11,700	206,622
CARBO Ceramics, Inc.(a)	960	13,632
Diamond Offshore Drilling, Inc.(a)	4,660	76,331
Dril-Quip, Inc.(a)	2,010	125,022
Ensco PLC, Class A, Sponsored ADR	13,360	145,891
Era Group, Inc.(a)	12,770	199,978
Exterran Corp.(a)	13,215	409,929
Geospace Technologies Corp.(a)	570	13,304
Gulf Island Fabrication, Inc.	15,600	216,840
Helix Energy Solutions Group, Inc.(a)	6,430	54,526
Hornbeck Offshore Services, Inc.(a)	11,190	81,127
Matrix Service Co.(a)	9,480	212,352
Nabors Industries Ltd.	13,530	219,863
Newpark Resources, Inc.(a)	7,090	53,529
Noble Corp. PLC	50,180	338,715
Oceaneering International, Inc.	7,210	200,799
Oil States International, Inc.(a)	2,760	109,020
Patterson-UTI Energy, Inc.	7,410	207,776
Pioneer Energy Services Corp.(a)	5,130	32,319
Rowan Cos., Inc., Class A(a)	16,100	288,512
SEACOR Holdings, Inc.(a)	940	69,156
Superior Energy Services, Inc.(a)	7,180	126,871
Tesco Corp.(a)	3,670	31,562
TETRA Technologies, Inc.(a)	4,190	20,782
Tidewater, Inc.(a)	27,310	60,082
Unit Corp.(a)	2,450	63,700
US Silica Holdings, Inc.	3,390	200,485
		4,122,204

EQUITY REAL ESTATE INVESTMENT TRUSTS (6.9%)
Acadia Realty Trust	5,997	190,944
Agree Realty Corp.	3,750	175,875
Alexandria Real Estate Equities, Inc.	3,950	437,739
American Assets Trust, Inc.	4,340	186,316
American Campus Communities, Inc.	6,670	324,295
Camden Property Trust	4,430	370,215
Care Capital Properties, Inc.	4,220	104,276

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CareTrust REIT, Inc.	12,148	$184,164
Cedar Shopping Centers, Inc.	4,120	24,761
Chesapeake Lodging Trust	5,320	136,192
Communications Sales & Leasing, Inc.	13,854	364,083
Corecivic, Inc.	8,268	240,103
Coresite Realty Corp.	1,730	149,005
Corporate Office Properties Trust	4,440	141,281
Cousins Properties, Inc.	20,119	171,011
DCT Industrial Trust, Inc.	7,080	316,405
DiamondRock Hospitality Co.	11,740	132,310
Douglas Emmett, Inc.	6,980	264,123
Duke Realty Corp.	19,540	475,408
EastGroup Properties, Inc.	1,820	128,801
Education Realty Trust, Inc.	6,940	279,057
EPR Properties	3,500	258,895
Equity One, Inc.	9,020	281,334
First Industrial Realty Trust, Inc.	10,550	272,717
Four Corners Property Trust, Inc.	15,607	340,389
Franklin Street Properties Corp.	3,250	41,437
Getty Realty Corp.	5,040	129,982
Government Properties Income Trust	3,030	58,358
Healthcare Realty Trust, Inc.	7,960	240,472
Highwood Properties, Inc.	4,790	246,254
Hospitality Properties Trust	7,200	224,136
Kilroy Realty Corp.	6,760	505,986
Kite Realty Group Trust	3,695	88,754
Lamar Advertising Co.	5,540	418,381
LaSalle Hotel Properties	8,030	242,265
Lexington Corp. Properties Trust	17,775	190,548
Liberty Property Trust	8,920	342,439
Life Storage, Inc.	2,590	210,956
LTC Properties, Inc.	2,060	96,140
Mack-Cali Realty Corp.	3,910	109,558
Medical Properties Trust, Inc.	23,990	305,873
National Retail Properties, Inc.	7,500	327,000
OMEGA Healthcare Investors, Inc.	9,816	314,799
Parkway, Inc.(a)	1,986	42,282
Pennsylvania Real Estate Investment Trust	3,130	56,058
Potlatch Corp.	1,780	73,336
PS Business Parks, Inc.	980	109,799
Quality Care Properties(a)	12,110	223,551
Rayonier, Inc.	5,180	144,470
Regency Centers Corp.	5,530	385,607
Retail Opportunity Investments Corp.	8,980	190,376
Sabra Healthcare REIT, Inc.	3,480	88,392
Saul Centers, Inc.	670	42,538
Senior Housing Properties Trust	14,200	270,510
Summit Hotel Properties, Inc.	14,280	226,052
Tanger Factory Outlet Center	4,550	155,565
Taubman Centers, Inc.	3,230	228,813
The Geo Group, Inc.	3,653	151,673
Universal Health Realty Income Trust	680	42,242
Urban Edge Properties	4,070	113,838
Urstadt Biddle Properties, Inc., Class A	3,690	82,841
Washington Prime Group, Inc.	7,720	74,498
Weingarten Realty Investors	8,470	301,786
		13,047,264

FOOD & STAPLES RETAILING (0.6%)
SpartanNash Co.	9,054	342,784
Sprouts Farmers Markets, Inc.(a)	7,830	146,186
SuperValu, Inc.(a)	28,430	111,446
The Andersons, Inc.	5,575	210,456
United Natural Foods, Inc.(a)	7,280	332,696
		1,143,568

FOOD PRODUCTS (2.4%)
B&G Foods, Inc.	6,670	295,814
Calavo Growers, Inc.	2,790	154,287
Cal-Maine Foods, Inc.	1,780	74,226
Darling International, Inc.(a)	22,800	273,600
Dean Foods Co.	12,240	243,086
Flowers Foods, Inc.	11,923	239,772
Hain Celestial Group, Inc.(a)	5,010	198,196
Ingredion, Inc.	3,600	461,484
J & J Snack Foods Corp.	700	89,299
Lamb Weston Holding, Inc.	6,530	243,961
Lancaster Colony Corp.	940	123,187
Post Holdings, Inc.(a)	4,755	397,898
Sanderson Farms, Inc.	2,580	234,780
Seneca Foods Corp., Class A(a)	8,520	305,442
Snyders-Lance, Inc.	3,920	150,450
Tootsie Roll Industries, Inc.	958	35,877
TreeHouse Foods, Inc.(a)	4,850	368,018
Whitewave Foods Co., Class A(a)	12,080	665,125
		4,554,502

GAS UTILITIES (1.2%)
Atmos Energy Corp.	5,180	394,612
National Fuel Gas Co.	4,190	235,269
New Jersey Resources Corp.	3,990	150,423
Northwest Natural Gas Co.	1,220	71,858
One Gas, Inc.	2,760	178,351
South Jersey Industries, Inc.	6,660	219,780
Southwest Gas Corp.	3,440	277,161
Spire, Inc.	2,330	151,450
UGI Corp.	8,040	372,815
WGL Holdings, Inc.	2,560	209,766
		2,261,485

HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
Abaxis, Inc.	1,150	58,598
ABIOMED, Inc.(a)	4,170	443,563
Align Technology, Inc.(a)	6,050	554,724
Analogic Corp.	740	57,461
AngioDynamics, Inc.(a)	3,070	49,412
Anika Therapeutics, Inc.(a)	820	41,443
Cantel Medical Corp.	3,717	287,733
CONMED Corp.	1,450	64,655
CryoLife, Inc.(a)	6,930	131,670
Cynosure, Inc.(a)	4,880	260,592
Globus Medical, Inc.(a)	3,490	91,996
Haemonetics Corp.(a)	2,520	100,447
Halyard Health, Inc.(a)	4,120	158,496
Hill-Rom Holdings, Inc.	3,160	186,029
ICU Medical, Inc.(a)	810	111,051
Inogen, Inc.(a)	780	50,209
Integer Holdings Corp.(a)	5,810	188,244
Integra LifeSciences Holdings Corp.(a)	3,370	140,630
Invacare Corp.	20,250	232,875
LivaNova PLC(a)	2,380	114,490
Masimo Corp.(a)	5,430	399,539
Meridian Bioscience, Inc.	1,900	24,890
Merit Medical Systems, Inc.(a)	6,495	164,973
Natus Medical, Inc.(a)	1,870	73,024
Neogen Corp.(a)	3,002	198,252
NuVasive, Inc.(a)	5,960	421,789
ResMed, Inc.	6,840	461,974
STERIS PLC	4,500	318,735
SurModics, Inc.(a)	4,300	104,060
Teleflex, Inc.	2,260	379,070
Vascular Solutions, Inc.(a)	4,340	242,823
West Pharmaceutical Services, Inc.	3,620	306,361
Zeltiq Aesthetics, Inc.(a)	8,290	367,579
		6,787,387

HEALTH CARE PROVIDERS & SERVICES (2.9%)
Aceto Corp.	2,490	47,534
Air Methods Corp.(a)	2,120	75,684
Almost Family, Inc.(a)	4,320	204,120
Amedisys, Inc.(a)	1,709	78,306
AMN Healthcare Services, Inc.(a)	7,790	279,271
Biotelemetry, Inc.(a)	15,020	346,211
Chemed Corp.	1,010	167,751
CorVel Corp.(a)	1,540	59,059

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Cross Country Healthcare, Inc.(a)	15,630	$226,166
Diplomat Pharmacy, Inc.(a)	16,860	231,656
HealthEquity, Inc.(a)	2,140	98,975
HealthSouth Corp.	8,390	325,700
Kindred Healthcare, Inc.	17,818	118,490
Landauer, Inc.	2,170	111,430
LHC Group, Inc.(a)	2,710	135,852
Magellan Health Services, Inc.(a)	1,380	103,431
Molina Healthcare, Inc.(a)	6,195	351,380
Owens & Minor, Inc.	9,485	340,322
PharMerica Corp.(a)	10,600	262,880
Providence Service Corp.(a)	4,120	159,238
Select Medical Holdings Corp.(a)	22,490	280,001
The Ensign Group, Inc.	3,020	61,427
Tivity Health, Inc.(a)	2,180	55,917
U.S. Physical Therapy, Inc.	2,300	161,345
VCA Antech, Inc.(a)	6,580	596,148
WellCare Group, Inc.(a)	3,780	550,141
		5,428,435

HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	8,526	99,839
Computer Programs & Systems, Inc.	710	16,046
Healthstream, Inc.(a)	1,710	39,262
HMS Holdings Corp.(a)	8,390	152,362
Medidata Solutions, Inc.(a)	5,180	256,617
Omnicell, Inc.(a)	6,540	234,786
Quality Systems, Inc.(a)	2,170	32,572
		831,484

HOTELS, RESTAURANTS & LEISURE (2.1%)
Belmond, Ltd.(a)	11,210	155,258
Biglari Holdings, Inc.(a)	134	59,389
Bob Evans Farms, Inc.	1,390	78,438
Cracker Barrel Old Country Store, Inc.	1,410	222,864
DineEquity, Inc.	1,620	111,100
Domino's Pizza, Inc.	3,720	649,289
Dunkin' Brands Group, Inc.	6,990	362,571
El Pollo Loco Holdings, Inc.(a)	1,320	16,434
Fiesta Restaurant Group, Inc.(a)	1,740	45,762
ILG, Inc.	4,860	92,097
International Speedway Corp., Class A	3,250	119,112
Jack in the Box, Inc.	3,240	349,661
Marcus Corp.	7,080	209,922
Marriott Vacations Worldwide Corp.	1,340	115,883
Panera Bread Co., Class A(a)	1,777	371,500
Papa John's International, Inc.	3,580	305,088
Popeyes Louisiana Kitchen, Inc.(a)	1,890	119,429
Shake Shack, Inc.(a)	1,010	35,663
Sonic Corp.	3,470	86,403
The Wendy's Co.	21,200	286,836
Wingstop, Inc.	8,770	249,682
		4,042,381

HOUSEHOLD DURABLES (2.5%)
CalAtlantic Group, Inc.	10,901	380,118
Cavco Industries, Inc.(a)	500	49,125
Ethan Allen Interiors, Inc.	1,250	36,375
Helen of Troy Ltd.(a)	1,580	147,414
Installed Building Products, Inc.(a)	9,030	369,327
iRobot Corp.(a)	4,670	282,815
KB HOME	24,010	393,284
La-Z-Boy, Inc.	2,410	68,926
LGI Homes, Inc.(a)	6,660	206,859
M.D.C. Holdings, Inc.	9,473	256,150
M/I Homes, Inc.(a)	12,580	316,261
Meritage Homes Corp.(a)	8,880	326,340
NVR, Inc.(a)	252	468,216
Tempur-Pedic International, Inc.(a)	2,600	111,800
Toll Brothers, Inc.(a)	12,500	392,000
TopBuild Corp.(a)	7,090	263,110
TRI Pointe Group, Inc.(a)	21,180	259,879
Tupperware Corp.	2,580	155,729
Universal Electronics, Inc.(a)	2,240	133,280
WCI Communities, Inc.(a)	6,270	146,718
		4,763,726

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,700	88,695
Central Garden & Pet Co., Class A(a)	7,730	237,929
Energizer Holdings, Inc.	3,090	155,952
WD-40 Co.	730	76,760
		559,336

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	4,490	489,904
Raven Industries, Inc.	1,440	36,072
		525,976

INSURANCE (5.0%)
Alleghany Corp.(a)	1,030	629,917
American Equity Investment Life Holding Co.	11,650	274,940
American Financial Group, Inc.	4,430	381,733
Amerisafe, Inc.	1,220	76,921
Aspen Insurance Holdings Ltd.	6,150	346,860
Brown & Brown, Inc.	7,860	331,142
CNO Financial Group, Inc.	20,390	385,575
eHealth, Inc.(a)	810	9,931
Employers Holdings, Inc.	3,890	141,790
Endurance Specialty Holdings Ltd.	4,299	398,474
Everest Re Group Ltd.	2,790	613,605
First American Financial Corp.	9,480	356,258
Genworth Financial, Inc., Class A(a)	70,390	236,510
HCI Group, Inc.	3,410	141,038
Horace Mann Educators Corp.	4,480	185,248
Infinity Property & Casualty Corp.	2,190	190,201
Kemper Corp.	5,780	249,696
Maiden Holdings, Ltd.	18,970	336,718
Mercury General Corp.	2,890	182,793
Old Republic International Corp.	19,770	411,216
Primerica, Inc.	4,500	339,525
ProAssurance Corp.	2,460	133,824
Reinsurance Group of America, Inc.	5,000	627,350
Renaissancere Holdings Ltd.	2,220	302,630
RLI Corp.	2,130	126,565
Safety Insurance Group, Inc.	1,410	101,097
Selective Insurance Group, Inc.	4,490	187,233
Stewart Information Services Corp.	3,870	169,042
The Hanover Insurance Group, Inc.	4,110	344,993
The Navigators Group, Inc.	2,400	134,760
United Fire Group, Inc.	3,210	151,512
United Insurance Holdings Corp.	14,400	196,848
Universal Insurance Holdings, Inc.	10,430	272,745
W.R. Berkley Corp.	6,120	411,325
		9,380,015

INTERNET & DIRECT MARKETING RETAIL (0.3%)
Blue Nile, Inc.	800	32,568
FTD Cos., Inc.(a)	5,090	116,968
HSN, Inc.	3,190	112,447
Nutrisystem, Inc.	10,670	352,644
PetMed Express, Inc.	940	19,919
		634,546

INTERNET SOFTWARE & SERVICES (1.2%)
Blucora, Inc.(a)	2,450	36,995
comScore, Inc.(a)	2,220	74,481
DHI Group, Inc.(a)	3,130	17,841
j2 Global, Inc.	2,360	197,792
Liquidity Services, Inc.(a)	1,710	16,672
LivePerson, Inc.(a)	2,250	16,425
LogMeIn, Inc.	3,800	410,780
NIC, Inc.	6,990	168,459
QuinStreet, Inc.(a)	35,940	125,790
Shutterstock, Inc.(a)	4,970	267,386
SPS Commerce, Inc.(a)	2,520	173,880
Stamps.com, Inc.(a)	1,990	241,885

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
WebMD Health Corp.(a)	8,000	$399,120
XO Group, Inc.(a)	1,580	29,751
		2,177,257

IT SERVICES (2.7%)
Acxiom Corp.(a)	3,750	97,875
Broadridge Financial Solutions, Inc.	7,150	475,689
CACI International, Inc., Class A(a)	1,740	213,672
Cardtronics PLC, Class A(a)	5,350	292,003
Ciber, Inc.(a)	73,470	31,673
Computer Sciences Corp.	6,860	426,692
Convergys Corp.	5,960	147,927
CoreLogic, Inc.(a)	7,820	275,811
CSG Systems International, Inc.	1,590	76,956
DST Systems, Inc.	1,620	186,543
ExlService Holdings, Inc.(a)	2,080	95,576
Forrester Research, Inc.	2,570	104,856
Gartner, Inc.(a)	5,000	496,800
Jack Henry & Associates, Inc.	3,870	347,449
Leidos Holdings, Inc.	8,510	411,203
ManTech International Corp., Class A	3,470	135,122
MAXIMUS, Inc.	5,430	299,410
NeuStar, Inc., Class A(a)	6,220	206,504
Perficient, Inc.(a)	1,860	32,978
Science Applications International Corp.	3,540	288,227
Sykes Enterprises, Inc.(a)	4,540	126,802
TeleTech Holdings, Inc.	940	27,824
Virtusa Corp.(a)	5,320	135,554
WEX, Inc.(a)	1,920	219,514
		5,152,660

LEISURE PRODUCTS (0.5%)
Arctic Cat, Inc.(a)	6,870	129,156
Brunswick Corp.	4,460	266,976
Callaway Golf Co.	5,740	65,034
Nautilus Group, Inc.(a)	2,140	37,129
Polaris Industries, Inc.	3,080	258,936
Sturm Ruger & Co., Inc.	1,120	59,080
Vista Outdoor, Inc.(a)	3,430	98,818
		915,129

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Albany Molecular Research, Inc.(a)	2,790	51,336
Bio-Rad Laboratories, Inc., Class A(a)	1,000	190,080
Bio-Techne Corp.	2,930	298,127
Cambrex Corp.(a)	1,660	87,067
Charles River Laboratories International, Inc.(a)	2,450	197,960
Luminex Corp.(a)	7,260	146,797
PAREXEL International Corp.(a)	2,740	194,239
		1,165,606

MACHINERY (4.2%)
Actuant Corp., Class A	2,940	76,881
AGCO Corp.	5,700	357,960
Alamo Group, Inc.	470	35,546
Albany International Corp., Class A	1,320	62,634
Astec Industries, Inc.	2,510	175,650
Barnes Group, Inc.	2,040	98,185
Briggs & Stratton Corp.	8,710	188,659
Chart Industries, Inc.(a)	1,630	63,228
CIRCOR International, Inc.	810	50,447
CLARCOR, Inc.	3,490	289,007
Crane Co.	3,300	237,732
Donaldson Co., Inc.	5,880	248,430
EnPro Industries, Inc.	1,090	74,022
ESCO Technologies, Inc.	2,970	172,854
Federal Signal Corp.	3,170	49,262
Franklin Electric Co., Inc.	1,600	64,560
Graco, Inc.	2,580	231,142
Greenbrier Companies, Inc.	7,280	318,500
Harsco Corp.(a)	3,250	43,387
Hillenbrand, Inc.	3,000	109,650
IDEX Corp.	3,410	307,446
ITT, Inc.	4,030	164,706
John Bean Technologies Corp.	3,395	293,158
Joy Global, Inc.	4,970	139,756
Kennametal, Inc.	3,920	140,101
Lincoln Electric Holdings, Inc.	2,940	245,108
Lindsay Manufacturing Co.	580	43,697
Lydall, Inc.(a)	3,810	232,410
Mueller Industries, Inc.	2,440	98,234
Nordson Corp.	3,840	435,955
Oshkosh Truck Corp.	3,600	250,668
Proto Labs, Inc.(a)	1,330	69,825
SPX Corp.(a)	2,210	55,140
SPX FLOW, Inc.(a)	2,380	83,038
Standex International Corp.	670	58,424
Tennant Co.	850	58,863
Terex Corp.	10,200	324,360
The Timken Co.	3,580	158,952
Titan International, Inc.	2,910	38,674
Toro Co.	7,060	416,046
Trinity Industries, Inc.	13,460	370,688
Wabash National Corp.	14,000	247,100
Wabtec Corp.	4,300	372,552
Watts Water Technologies, Inc., Class A	1,360	89,760
Woodward, Inc.	3,480	242,347
		7,884,744

MARINE (0.2%)
Kirby Corp.(a)	3,620	233,309
Matson, Inc.	2,450	87,367
		320,676

MEDIA (1.1%)
Cable One, Inc.	269	170,110
Cinemark Holdings, Inc.	5,180	220,150
Gannett Co., Inc.	31,770	305,627
Live Nation, Inc.(a)	7,122	203,832
Meredith Corp.	1,980	121,374
New Media Investment Group, Inc.	15,740	239,878
Scholastic Corp.	3,860	176,711
The E.W. Scripps Co., Class A(a)	2,680	52,206
The New York Times Co., Class A	5,430	73,305
Time, Inc.	16,610	319,743
Wiley (John) & Sons, Inc., Class A	2,350	129,485
World Wrestling Entertainment, Inc.	7,400	144,892
		2,157,313

METALS & MINING (1.8%)
AK Steel Holding Corp.(a)	14,030	113,362
Allegheny Technologies, Inc.	5,830	126,686
Carpenter Technology Corp.	4,190	167,684
Century Aluminum Co.(a)	16,400	252,560
Commercial Metals Co.	11,750	240,053
Compass Minerals International, Inc.	1,590	132,924
Haynes International, Inc.	480	19,733
Kaiser Aluminum Corp.	920	72,183
Materion Corp.	3,070	120,651
Olympic Steel, Inc.	9,050	203,625
Reliance Steel & Aluminum Co.	5,240	417,366
Royal Gold, Inc.	6,110	440,959
Steel Dynamics, Inc.	11,910	402,677
Stillwater Mining Co.(a)	5,250	89,250
SunCoke Energy, Inc.(a)	9,020	79,556
TimkenSteel Corp.(a)	7,015	118,273
United States Steel Corp.	8,340	272,801
Worthington Industries, Inc.	4,280	204,541
		3,474,884

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.1%)
Capstead Mortgage Corp.	11,960	127,613

MULTILINE RETAIL (0.6%)
Big Lots, Inc.	4,750	237,500
Fred's, Inc.	19,350	281,929

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
J.C. Penney Co., Inc.(a)	23,760	$158,004
Ollie's Bargain Outlet Holdings, Inc.(a)	7,980	243,789
Tuesday Morning Corp.(a)	52,210	224,503
		1,145,725

MULTI-UTILITIES (0.5%)
Avista Corp.	3,020	116,693
Black Hills Corp.	2,640	165,132
MDU Resources Group, Inc.	12,870	377,735
NorthWestern Corp.	2,520	143,917
Vectren Corp.	3,890	213,522
		1,016,999

OIL, GAS & CONSUMABLE FUELS (1.6%)
Bill Barrett Corp.(a)	2,060	13,493
Carrizo Oil & Gas, Inc.(a)	3,210	113,506
Cloud Peak Energy, Inc.(a)	15,610	88,821
CONSOL Energy, Inc.	8,860	150,088
Contango Oil & Gas Co.(a)	610	4,941
Denbury Resources, Inc.(a)	17,840	59,764
Energen Corp.(a)	4,740	255,439
Green Plains Renewable Energy, Inc.	9,600	216,000
Gulfport Energy Corp.(a)	7,160	149,644
HollyFrontier Corp.	14,358	415,951
Northern Oil & Gas, Inc.(a)	4,860	17,496
PDC Energy, Inc.(a)	2,770	204,814
QEP Resources, Inc.(a)	11,070	193,061
REX American Resources Corp.(a)	290	24,079
SM Energy Co.	4,850	147,973
Synergy Resources Corp.(a)	11,210	96,518
Western Refining, Inc.	7,790	272,728
World Fuel Services Corp.	8,280	368,294
WPX Energy, Inc.(a)	17,460	243,218
		3,035,828

PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	10,000	248,000
Clearwater Paper Corp.(a)	2,290	144,041
Deltic Timber Corp.	530	40,264
Domtar Corp.	10,310	450,444
KapStone Paper & Packaging Corp.	7,480	179,370
Louisiana-Pacific Corp.(a)	6,150	117,649
Neenah Paper, Inc.	850	69,828
P. H. Glatfelter & Co.	9,200	224,572
		1,474,168

PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.(a)	29,260	171,756
Edgewell Personal Care Co.(a)	3,120	245,981
Inter Parfums, Inc.	910	31,031
Medifast, Inc.	550	23,193
		471,961

PHARMACEUTICALS (1.1%)
Akorn, Inc.(a)	8,480	161,968
Amphastar Pharmaceuticals, Inc.(a)	2,530	39,847
ANI Pharmaceuticals, Inc.(a)	3,510	212,179
Catalent, Inc.(a)	5,960	159,490
DepoMed, Inc.(a)	3,550	64,219
Impax Laboratories, Inc.(a)	5,410	71,141
Innoviva, Inc.(a)	27,070	286,942
Lannett Co., Inc.(a)	1,900	38,285
Nektar Therapeutics(a)	8,450	102,330
Phibro Animal Health Corp., Class A	1,250	33,375
Prestige Brands Holdings, Inc.(a)	3,110	164,084
Sciclone Pharmaceuticals, Inc.(a)	19,810	201,072
Supernus Pharmaceuticals, Inc.(a)	13,680	370,044
The Medicines Co.(a)	3,450	124,373
		2,029,349

PROFESSIONAL SERVICES (1.6%)
CDI Corp.(a)	16,890	145,254
CEB, Inc.	1,720	131,494
Exponent, Inc.	1,370	79,528
FTI Consulting, Inc.(a)	4,540	191,316
Heidrick & Struggles International, Inc.	6,370	142,369
Insperity, Inc.	3,760	268,840
Kelly Services, Inc., Class A	16,990	380,406
Korn/Ferry International, Inc.	5,990	174,009
Manpower, Inc.	5,370	512,620
Navigant Consulting, Inc.(a)	6,700	165,490
On Assignment, Inc.(a)	2,660	120,445
Resources Connection, Inc.	3,920	65,464
TrueBlue, Inc.(a)	9,190	227,453
WageWorks, Inc.(a)	4,430	319,625
		2,924,313

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Alexander & Baldwin, Inc.	2,420	107,738
Forestar Group, Inc.(a)	2,540	33,147
HFF, Inc., Class A	2,000	59,360
Jones Lang LaSalle, Inc.	3,634	374,411
RE/MAX Holdings, Inc.	770	43,159
		617,815

ROAD & RAIL (1.3%)
ArcBest Corp.	8,020	253,432
Avis Budget Group, Inc.(a)	8,310	309,298
Celadon Group, Inc.	32,660	248,216
Genesee & Wyoming, Inc., Class A(a)	3,090	232,862
Heartland Express, Inc.	2,973	61,244
Knight Transportation, Inc.	5,010	167,334
Landstar System, Inc.	3,080	260,568
Marten Transport Ltd.	1,930	44,101
Old Dominion Freight Line, Inc.(a)	4,700	414,916
Roadrunner Transportation System, Inc.(a)	27,840	220,493
Saia, Inc.(a)	1,300	62,465
Werner Enterprises, Inc.	4,080	114,648
		2,389,577

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Energy Industries, Inc.(a)	5,550	326,562
Advanced Micro Devices, Inc.(a)	35,640	369,587
Brooks Automation, Inc.	4,680	81,526
Cabot Microelectronics Corp.	1,210	81,687
CEVA, Inc.(a)	5,840	206,444
Cirrus Logic, Inc.(a)	6,760	407,763
Cohu, Inc.	4,010	52,932
Cree, Inc.(a)	8,020	221,192
Cypress Semiconductor Corp.	14,050	165,790
Diodes, Inc.(a)	1,740	43,309
DSP Group, Inc.(a)	1,120	12,152
Exar Corp.(a)	2,120	21,730
Integrated Device Technology, Inc.(a)	10,590	266,762
Intersil Corp., Class A	12,180	273,197
Kopin Corp.(a)	17,940	57,229
Kulicke & Soffa Industries, Inc.(a)	4,860	85,439
Microsemi Corp.(a)	8,520	452,838
MKS Instruments, Inc.	7,280	479,752
Monolithic Power Systems, Inc.	3,340	291,382
Nanometrics, Inc.(a)	11,790	303,121
Power Integrations, Inc.	1,460	103,660
Rambus, Inc.(a)	11,480	149,010
Rudolph Technologies, Inc.(a)	7,210	165,469
Semtech Corp.(a)	2,880	94,896
Silicon Laboratories, Inc.(a)	2,010	131,052
Synaptics, Inc.(a)	1,810	102,048
Teradyne, Inc.	8,630	244,919
Tessera Holding Corp.	7,370	333,124
Ultratech, Inc.(a)	1,120	29,030
Veeco Instruments, Inc.(a)	1,800	46,350
Versum Materials, Inc.(a)	4,750	132,762
		5,732,714

SOFTWARE (3.1%)
8x8, Inc.(a)	10,840	171,814
ACI Worldwide, Inc.(a)	7,770	150,738

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ANSYS, Inc.(a)	4,149	$386,936
Blackbaud, Inc.	2,370	155,496
Bottomline Technologies, Inc.(a)	1,760	45,267
Cadence Design Systems, Inc.(a)	14,880	387,326
CDK Global, Inc.	7,450	465,998
CommVault Systems, Inc.(a)	3,220	158,102
Ebix, Inc.	4,880	270,840
Fair Isaac Corp.	2,180	268,794
Fortinet, Inc.(a)	7,650	254,439
Manhattan Associates, Inc.(a)	3,670	188,124
Mentor Graphics Corp.	7,820	288,636
Microstrategy, Inc., Class A(a)	509	102,462
Monotype Imaging Holdings, Inc.	2,030	44,457
Progress Software Corp.	4,700	131,694
PTC, Inc.(a)	5,400	283,878
Qualys, Inc.(a)	6,470	232,273
Synchronoss Technologies, Inc.(a)	5,980	230,350
Synopsys, Inc.(a)	7,270	457,210
Tangoe, Inc.(a)	1,500	10,920
TiVo Corp.(a)	22,433	423,984
Tyler Technologies, Inc.(a)	1,740	254,075
Ultimate Software Group, Inc.(a)	2,178	421,791
Vasco Data Security International, Inc.(a)	1,490	22,648
		5,808,252

SPECIALTY RETAIL (4.4%)
Aaron's, Inc.	8,560	264,846
Abercrombie & Fitch Co., Class A	20,980	243,578
American Eagle Outfitters, Inc.	12,070	182,378
Asbury Automotive Group(a)	3,210	210,576
Ascena Retail Group, Inc.(a)	43,603	209,730
Barnes & Noble Education, Inc.(a)	25,850	259,792
Barnes & Noble, Inc.	16,070	163,914
Big 5 Sporting Goods Corp.	9,850	151,690
Cabela's, Inc., Class A(a)	2,730	152,580
Caleres, Inc.	6,205	190,804
Cato Corp., Class A	3,910	99,275
Chico's FAS, Inc.	6,890	92,946
Children's Place Retail Stores, Inc.	2,210	214,370
CST Brands, Inc.	7,290	351,232
Dick's Sporting Goods, Inc.	7,280	375,648
Express, Inc.(a)	18,280	194,316
Finish Line, Inc., Class A	8,797	151,308
Five Below, Inc.(a)	8,670	345,499
Francesca's Holdings Corp.(a)	6,930	120,859
GameStop Corp., Class A	15,910	389,636
Genesco, Inc.(a)	4,330	260,666
Group 1 Automotive, Inc.	3,660	295,691
Guess?, Inc.	14,710	187,847
Haverty Furniture Cos., Inc.	7,300	159,140
Hibbett Sports, Inc.(a)	1,310	43,230
Kirkland's, Inc.(a)	11,700	162,396
Lithia Motors, Inc., Class A	2,930	302,142
Lumber Liquidators Holdings, Inc.(a)	1,730	27,092
MarineMax, Inc.(a)	9,420	202,059
Monro Muffler Brake, Inc.	2,105	126,089
Office Depot, Inc.	71,646	318,825
Rent-A-Center, Inc.	4,170	37,363
Restoration Hardware, Inc.(a)	5,300	143,206
Sally Beauty Holdings, Inc.(a)	7,230	172,074
Select Comfort Corp.(a)	2,420	48,836
Shoe Carnival, Inc.	7,580	193,821
Sonic Automotive, Inc., Class A	11,590	271,206
Stage Stores, Inc.	47,922	134,182
Stein Mart, Inc.	25,280	92,525
Tailored Brands, Inc.	2,790	59,288
The Buckle, Inc.	1,755	37,118
The Tile Shop Holdings, Inc.(a)	7,300	139,430
Vitamin Shoppe, Inc.(a)	9,530	206,325
Williams-Sonoma, Inc.	4,240	204,410
Zumiez, Inc.(a)	7,600	152,380
		8,342,318

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.5%)
3D Systems Corp.(a)	5,820	95,972
Cray, Inc.(a)	2,510	43,046
Diebold, Inc.	6,750	183,600
Electronics for Imaging, Inc.(a)	2,250	101,115
NCR Corp.(a)	8,880	382,018
Super Micro Computer, Inc.(a)	1,700	44,965
		850,716

TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Carter's, Inc.	2,750	230,312
Crocs, Inc.(a)	10,120	73,876
Deckers Outdoor Corp.(a)	1,920	110,592
Fossil Group, Inc.(a)	7,470	191,008
G-III Apparel Group Ltd.(a)	8,210	215,595
Iconix Brand Group, Inc.(a)	4,950	50,935
Kate Spade & Co.(a)	18,410	340,769
Movado Group, Inc.	3,380	91,767
Oxford Industries, Inc.	860	47,317
Perry Ellis International, Inc.(a)	7,830	184,710
Skechers U.S.A., Inc., Class A(a)	13,290	333,845
Steven Madden Ltd.(a)	2,887	101,622
Unifi, Inc.(a)	3,230	86,855
Vera Bradley, Inc.(a)	2,510	28,765
Wolverine World Wide, Inc.	6,250	146,812
		2,234,780

THRIFTS & MORTGAGE FINANCE (1.2%)
Astoria Financial Corp.	7,470	141,258
Bank Mutual Corp.	8,700	83,085
BofI Holding, Inc.(a)	10,760	317,420
Dime Community Bancshares, Inc.	1,490	31,886
Homestreet, Inc.(a)	4,420	115,804
LendingTree, Inc.(a)	3,150	352,485
New York Community Bancorp, Inc.	22,120	336,003
Northfield Bancorp, Inc.	8,480	153,064
Northwest Bancshares, Inc.	3,450	58,891
Oritani Financial Corp.	2,820	48,927
Provident Financial Services, Inc.	3,730	98,733
TrustCo Bank Corp. NY	3,990	33,516
Walker & Dunlop, Inc.(a)	6,380	200,396
Washington Federal, Inc.	6,270	205,969
		2,177,437

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	1,980	119,691
DXP Enterprises, Inc.(a)	3,380	127,832
GATX Corp.	2,000	115,640
Kaman Corp., Class A	2,920	147,548
MSC Industrial Direct Co., Inc., Class A	3,410	348,331
Now, Inc.(a)	5,560	118,206
Veritiv Corp.(a)	4,830	270,721
Watsco, Inc.	1,310	200,089
		1,448,058

WATER UTILITIES (0.3%)
American States Water Co.	1,690	73,988
Aqua America, Inc.	8,172	248,511
California Water Service Group	4,350	150,075
		472,574

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Spok Holdings, Inc.	5,450	111,997
Telephone & Data Systems, Inc.	12,750	390,788
		502,785

TOTAL COMMON STOCKS		186,852,826

MONEY MARKET FUND (1.5%)
Federated Government Obligations Fund, Institutional Shares, 0.45%(b)	2,876,850	2,876,850

TOTAL MONEY MARKET FUND		2,876,850

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2017 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Value
TOTAL INVESTMENTS (COST $159,254,693) 100.6%	$189,729,676
LIABILITIES IN EXCESS OF OTHER ASSETS -0.6%	(1,085,077)

NET ASSETS 100.0%	$188,644,599

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2017.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

At January 31, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation / (Depreciation)
Steward Small-Mid Cap Enhanced Index Fund	$159,692,844	$38,606,181	$(8,569,349)	$30,036,832

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Capstone Series Fund, Inc.

January 31, 2017 (Unaudited)

Portfolio Valuation: Steward Small-Mid Cap Enhanced Index Fund (“The Fund”) investments are recorded at fair value. In determining fair value, the Fund uses various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayments speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Fund’s assets measured at fair value as of January 31, 2017:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$186,852,826	$–	$–	$186,852,826
Money Market Fund	2,876,850	–	–	2,876,850
Total	$189,729,676	$–	$–	$189,729,676

* Please refer to the Schedule of Portfolio Investments to view common stocks segregated by industry type.

The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of January 31, 2017, from those used on April 30, 2016. The Fund did not hold any Level 3 securities during the period ended January 31, 2017.

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CAPSTONE SERIES FUND, INC.

By (Signature and Title)  /s/ Michael L. Kern, III

    Michael L. Kern, III, President and Treasurer

Date  March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Michael L. Kern, III

    Michael L. Kern, III, President and Treasurer

Date  March 23, 2017